APEX HEALTHCARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3%
	BIOTECH & PHARMA - 51.3%
1,687	AbbVie, Inc.	$ 247,787
530	Amphastar Pharmaceuticals, Inc.(a)	18,799
5,119	Antares Pharma, Inc.(a)	28,487
2,707	Atea Pharmaceuticals, Inc.(a)	15,890
99	Bachem Holding A.G.	43,666
6,627	Beijing Tong Ren Tang Chinese Medicine Company	9,628
1,571	BioNTech S.E. - ADR(a)	218,023
1,487	Cara Therapeutics, Inc.(a)	12,967
3,698	Catalyst Pharmaceuticals, Inc.(a)	28,179
4,743	China Medical System Holdings Ltd.	6,866
4,547	Chugai Pharmaceutical Company Ltd.	136,768
736	Corcept Therapeutics, Inc.(a)	15,831
319	CRISPR Therapeutics A.G.(a)	15,829
16,378	CSPC Pharmaceutical Group Ltd.	16,906
271	Dermapharm Holding S.E.	15,433
1,493	Dynavax Technologies Corporation(a)	13,183
436	Emergent BioSolutions, Inc.(a)	14,118
2,312	Exelixis, Inc.(a)	51,650
11,053	Grand Pharmaceutical Group Ltd.	6,832
976	Halozyme Therapeutics, Inc.(a)	38,942
366	Harmony Biosciences Holdings, Inc.(a)	16,485
1,502	Horizon Therapeutics plc(a)	148,037
1,498	Incyte Corporation(a)	112,290
3,218	Indivior plc(a)	12,673
1,242	Innoviva, Inc.(a)	21,189
204	Ipsen S.A.	21,235
1,567	Ironwood Pharmaceuticals, Inc.(a)	18,804
976	JCR Pharmaceuticals Company Ltd.	18,263
1,526	Johnson & Johnson	275,381
282	Laboratorios Farmaceuticos Rovi S.A.	19,391
3,375	Merck & Company, Inc.	299,328
1,521	Moderna, Inc.(a)	204,438
5,054	Pfizer, Inc.	248,000
393	Regeneron Pharmaceuticals, Inc.(a)	259,030

APEX HEALTHCARE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	BIOTECH & PHARMA - 51.3% (Continued)
26,997	Sino Biopharmaceutical Ltd.	$ 14,278
676	Takara Bio, Inc.	10,919
587	uniQure N.V.(a)	8,770
1,071	Vertex Pharmaceuticals, Inc.(a)	292,618
678	Vir Biotechnology, Inc.(a)	13,797
42	Virbac S.A.	17,098
		2,987,808
	HEALTH CARE FACILITIES & SERVICES - 6.0%
432	Amvis Holdings, Inc.	17,079
477	BML, Inc.	12,296
817	CellSource Company Ltd.(a)	24,304
110	Chemed Corporation	54,053
288	Fulgent Genetics, Inc.(a)	15,805
641	H.U. Group Holdings, Inc.	14,346
680	Laboratory Corp of America Holdings(a)	163,390
1,433	Shin Nippon Biomedical Laboratories Ltd.	15,218
1,019	Synlab A.G.(a)	15,250
623	Tivity Health, Inc.(a)	20,017
		351,758
	HOUSEHOLD PRODUCTS - 0.3%
537	Premier Anti-Aging Company Ltd.(a)	15,602

	INDUSTRIAL INTERMEDIATE PROD - 0.2%
5,717	Hartalega Holdings Berhad	5,802
16,109	Supermax Corporation Berhad	4,125
		9,927
	MEDICAL EQUIPMENT & DEVICES - 21.9%
179	BioMerieux	17,137
362	Cooper Companies, Inc.	130,696
959	Danaher Corporation	240,835
4,333	Fisher & Paykel Healthcare Corporation Ltd.	60,126
1,772	Hologic, Inc.(a)	127,566
2,380	Hoya Corporation	238,259
711	Meridian Bioscience, Inc.(a)	18,194

APEX HEALTHCARE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 21.9% (Continued)
8,641	Modern Dental Group Ltd.	$ 3,193
553	Nihon Kohden Corporation	13,382
258	Quidel Corporation(a)	25,960
174	Sartorius Stedim Biotech	57,419
377	Sonova Holding A.G.	137,677
114	Tecan Group A.G.	34,646
11,872	Top Glove Corporation Berhad	4,601
518	West Pharmaceutical Services, Inc.	163,201
		1,272,892
	TECHNOLOGY HARDWARE - 0.6%
63	Comet Holding A.G.	13,829
1,422	Topcon Corporation	18,422
		32,251

	TOTAL COMMON STOCKS (Cost $5,098,507)	4,670,238

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 19.3%
	EQUITY - 19.3%
2,880	Health Care Select Sector SPDR Fund	375,235
8,970	iShares Global Healthcare ETF	749,713
		1,124,948

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,157,450)	1,124,948

	TOTAL INVESTMENTS - 99.6% (Cost $6,255,957)	$ 5,795,186
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	20,736
	NET ASSETS - 100.0%	$ 5,815,922

(a)	Non-income producing security.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
SPDR	- Standard & Poor’s Depositary Receipt